Liability for Employees Right Upon Retirement (Details Narrative) (10-K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Percentage of monthly deposits on salary	8.33%
Severance expenses	$ 197	$ 186
Defined contribution plan expense	294	$ 244
2020 [Member]
Defined contribution plan expense estimated	$ 297